K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 20, 2015

VIA EDGAR	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com
U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	EQ Advisors Trust (File No. 811-07953) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Special Meeting of Shareholders of EQ/International ETF Portfolio (the “Acquired Portfolio”), a series of the Trust, a Combined Proxy Statement and Prospectus, a Statement of Additional Information and forms of voting instruction and proxy cards relating to the special meeting of shareholders of the Acquired Portfolio (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of the Acquired Portfolio into the EQ/International Equity Index Portfolio, which is also a series of the Trust.

Pursuant to Rule 488 under the 1933 Act, this Registration Statement will become effective 30 days after today.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

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Page 2 February 20, 2015

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

Michael Weiner, Esq.

AXA Equitable Funds Management Group, LLC

Clifford J. Alexander, Esq.

K&L Gates LLP